Commitments and Contingencies	3 Months Ended	8 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies
Commitments and Contingencies

Note 10. Commitments and Contingencies

Acquisition Agreement

On May 12, 2024, the Company executed an Agreement and Plan of Merger with BFAC, BFAC Merger Sub 1 Corp. and BFAC Merger Sub 2 Corp.  and Classover DE. The agreement provides for the Company’s acquisition of 100% of the issued and outstanding equity of Classover DE in exchange for the issuance of 1) an aggregate of 6,534,014 shares of Class A common stock and 2) an aggregate of 5,964,986 shares of Class B common stock and 3) an aggregate of 1,000,000 shares of Series A preferred stock.

Legal Proceedings

The Company may be involved in various claims and legal actions arising in the ordinary course of business. The Company establishes an accrued liability for legal proceedings only when those matters present loss contingencies that are both probable and reasonably estimable.

At March 31, 2025, the Company was not involved in any material legal proceedings regarding claims or legal actions against the Company.

Note 3 – Commitments and Contingencies

The Company follows ASC 450-20, Loss Contingencies, to report accounting for contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred, and the amount of the assessment can be reasonably estimated. There were no commitments or contingencies as of December 31, 2024.